Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Modified as Troubled Debt Restructurings (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 195	¥ 2,189
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	195	518
Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Recorded investment	4	5
Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 191	513
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment		1,671
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Recorded investment		¥ 1,671